NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fair Value Measurements: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 29, 2023	Dec. 31, 2020
Details
Derivative liabilities	$ 173,069	$ 102,011	$ 92,527	$ 102,011	$ 7,202
Convertible Debt, Issued	145,067	264,952	1,008,543
Derivative liabilities debt premium	29,167	(43,269)	442,764
Convertible Debt, Change In Fair Value Recognized In Operations	(35,837)	(212,199)	(163,781)
Convertible Debt, Converted	$ (38,172)	$ 0	$ (1,202,201)